Note 8 - Convertible Notes - Convertible Notes (Details) (Parentheticals)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Convertible Notes 2 [Member]
Interest Rate	5.00%	5.00%	5.00%
Conversion Rights	3,333,740	3,333,740	3,333,740
Maturing Dates Range Start	May 01, 2018	May 01, 2018	May 01, 2018
Maturing Dates Range End	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2021
Convertible Debt [Member]
Conversion Rights	3,780,823	3,669,573
Convertible Debt [Member] | Convertible Notes 1[Member]
Interest Rate	7.00%	7.00%	7.00%
Conversion Rights	335,833	335,833	335,833
Original Amount	$ 1,104,713	$ 1,104,713	$ 1,104,713